Commitments and Contingencies (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 11, 2025	Dec. 19, 2024	Aug. 01, 2022	Dec. 22, 2021	Aug. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 19, 2025	Dec. 31, 2022	Nov. 07, 2022
Commitments and Contingencies (Details) [Line Items]
Rent payable			$ 25,000		$ 25,000
Variable lease costs										$ 100,000
Lease expense										100,000
Rent payable			$ 25,000			$ 25,000
Short-term leases						100,000
Variable lease costs							$ 100,000
Lease expense						$ 100,000	100,000
Defending litigation						one
Accrued estimated						$ 100,000
Gross proceeds						$ 50,000,000				$ 50,000,000
Convertible note offering percentage		9.00%
Common stock, par value (in Dollars per share)						$ 0.0001				$ 0.0001	$ 0.0001
Aggregate shares issued (in Shares)						5,604,651				5,604,651	5,604,651
Aggregate share value
Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount						$ 18,965,000	$ 16,836,000			18,419,000	16,316,000		$ 13,981,000
Short-Term Debt [Member]
Commitments and Contingencies (Details) [Line Items]
Lease expense										$ 300,000	$ 300,000
NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Number of days for underwriter options						30 days				30 days
Underwriting discount amount						$ 3,450,000				$ 3,450,000
Initial public offering gross proceed percentage						3.68%				3.68%
Business combination percentage rate														3.68%
Cash percentage														27.50%
Equity percentage														72.50%
Payable in cash												$ 2,000,000
Warrants term						5 years				5 years
Lockup period						180 days				180 days
Cash										$ 16,204
Convertible note offering percentage		9.00%
Initial closing amount	$ 9,000,000
Common stock, par value (in Dollars per share)						$ 0.0001				$ 0.0001
Aggregate shares issued (in Shares)						5,193,750				5,193,750	5,193,750
NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	22,222,222
Purchase price	$ 20,000,000
Original issue discount	10.00%
NorthView Acquisition Corp [Member] | Initial Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	$ 10,000,000
NorthView Acquisition Corp [Member] | Second Purchase [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	2,222,222
Purchase price	$ 2,000,000
Original issue discount	10.00%
NorthView Acquisition Corp [Member] | Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Earnout revenue								$ 11,864,000	$ 99,702,000
NorthView Acquisition Corp [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 11.5
Securities Purchase Agreement [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	$ 12,222,222
Purchase price	$ 11,000,000
Original issue discount	10.00%
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Cash										$ 15,000,000
Business Combination [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Cash						$ 15,000,000
I-Bankers and Dawson James [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds						$ 6,986,250				$ 6,986,250
Representative shares issued (in Shares)				37,500
Warrant issued (in Shares)						569,250				569,250
Investor [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	$ 4,444,444
Purchase price	$ 4,000,000
Original issue discount	10.00%
Subsequent Event [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Payable in cash												$ 2,000,000
Subsequent Event [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	$ 22,222,222
Purchase price	$ 20,000,000
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Aggregate shares issued (in Shares)	15,000,000
Aggregate share value	$ 35,000,000
Trading price per share (in Dollars per share)	$ 4
Number of trading days	5 days
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount	$ 5,555,555
Purchase price	$ 5,000,000
Original issue discount	10.00%
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Second Purchase [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price	$ 2,000,000
IPO [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
units issued (in Shares)				18,975,000		2,475,000				2,475,000
Cash underwriting discount						1.82%				1.82%
Gross proceeds				$ 189,750,000
Common stock, par value (in Dollars per share)				$ 0.0001
IPO [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrant issued (in Shares)						17,404,250				17,404,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
units issued (in Shares)				2,475,000
Warrant issued (in Shares)						74,250				74,250
Aggregate exercise price						$ 6,546,375				$ 6,546,375
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrant issued (in Shares)						569,250				569,250
Exercise price per share (in Dollars per share)						$ 11.5				$ 11.5
Over-Allotment Option [Member] | I-Bankers and Dawson James [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Representative shares issued (in Shares)				450,000